Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Disclosure of detailed information of inventories

	2024	2023
	$m	$m
Cryptocurrency - Trading	6.9	121.0
Carbon emission certificates and credits - Trading	6.5	23.5
Recyclable scrap metals	22.4	18.9
Total inventories at fair value less cost to sell	35.8	163.4
The fair value movements charged to profit and loss are as follows:

	Cost	Fair value movement	Inventory
	2024	2024	2024
	$m	$m	$m
Cryptocurrencies	8.9	(2.0)	6.9
Carbon emission certificates and credits	6.5	—	6.5
Recyclable scrap metals	22.6	(0.2)	22.4
	38.0	(2.2)	35.8

	Cost	Fair value movement	Inventory
	2023	2023	2023
	$m	$m	$m
Cryptocurrencies	114.1	6.9	121.0
Carbon emission certificates and credits	26.9	(3.4)	23.5
Recyclable scrap metals	18.4	0.5	18.9
	159.4	4.0	163.4